Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net (loss) / income	$ 1,119,735	$ 849,701	$ (10,141,353)
Adjustments to reconcile net (loss) / income to net cash (used in)/ provided by operating activities:
Depreciation of vessels	5,422,155	4,786,272	3,828,634
Amortization and write off of deferred charges	396,925	209,231	471,443
Share-based compensation	137,517
Provision for doubtful debts	167,019	0	0
Loss on termination and impairment of shipbuilding contracts			7,050,179
Unrealized gain on derivatives	(3,577)	(51,453)
Changes in operating assets and liabilities:
Trade accounts receivable	(1,809,442)	44,436	(241,359)
Prepaid expenses	(75,269)	(29,368)	469
Other receivables	302,110	(527,943)	(17,835)
Inventories	(114,756)	(184,071)	(99,499)
Due from related companies	(1,968,521)	(3,045,377)	2,564,940
Trade accounts payable	360,599	37,630	128,508
Accrued expenses	129,182	612,037	645,680
Deferred revenues	(93,507)	209,192	66,022
Net cash provided by operating activities	3,970,170	2,910,287	4,255,829
Cash flows from investing activities:
Cash paid for vessels under construction, capitalized expenses and vessel acquisition	(29,045,685)	(9,635,504)	(24,243,012)
Net cash used in investing activities	(29,045,685)	(9,635,504)	(24,243,012)
Cash flows from financing activities:
Net increase in former Parent Company investment	3,298,356	915,525	8,823,927
Loan arrangement fees paid	(432,200)	(42,125)	(529,810)
Proceeds from long-term bank loans	48,400,000	10,862,500	13,800,000
Repayment of long-term bank loans	(23,337,271)	(1,813,229)	(2,347,000)
Due to former Parent Company		(639,312)	725,620
Net cash provided by financing activities	27,928,885	9,283,359	20,472,737
Net increase in cash, cash equivalents and restricted cash	2,853,370	2,558,142	485,554
Cash, cash equivalents and restricted cash at beginning of year	4,901,557	2,343,415	1,857,861
Cash, cash equivalents and restricted cash at end of year	7,754,927	4,901,557	2,343,415
Cash Breakdown
Cash and cash equivalents	4,375,972	1,257,058	591,108
Restricted cash, current	828,955	894,499	502,307
Restricted cash, long term	2,550,000	2,750,000	1,250,000
Cash, cash equivalents and restricted cash at end of year	7,754,927	4,901,557	2,343,415
Supplemental cash flow information
Cash paid for interest, net of capitalized expenses	2,220,713	1,462,852	488,764
Financing, and investing activities fees:
Loan arrangement fees accrued			38,400
Payment-in-kind dividends	565,229
Capital expenditures included in liabilities	47,562	64,476	75,962
Preferred shares distributed to EuroDry	18,192,129
Prior year contributions from the former Parent Company recognized in paid-in capital	5,490,106
Due to former Parent Company amount allocated to Due from related companies balance	$ 903,283